Annual Total Returns - Fidelity Multi-Asset Index Fund [BarChart] - 02.28 Fidelity Multi-Asset Index Fund PRO-12 - Fidelity Multi-Asset Index Fund - Fidelity Multi-Asset Index Fund	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	15.10%
Annual Return 2013	24.53%
Annual Return 2014	6.70%
Annual Return 2015	0.13%
Annual Return 2016	8.31%
Annual Return 2017	19.27%
Annual Return 2018	(6.58%)
Annual Return 2019	25.10%
Annual Return 2020	16.28%
Annual Return 2021	17.05%